Form N-1A Supplement	Oct. 15, 2025
Adasina Social Justice All Cap Global ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Adasina Social Justice All Cap Global ETF (JSTC)

Listed on NYSE Arca, Inc.

Supplement dated October 15, 2025
to the
Summary Prospectus
dated December 16, 2024,
and Prospectus
dated December 15, 2024,
as previously amended

Effective immediately, the second to last sentence in the section of the Prospectus and Summary Prospectus titled “Principal Investment Strategies” is amended and restated in its entirety to read as follows:

“The Index is rebalanced semi-annually, effective on the last trading day of November and May, and reconstituted annually, effective on the last trading day of May.”

Effective immediately, the last sentence of the second paragraph of the sub-section of the Prospectus titled “Additional Information About the Fund – Additional Information About the Index” is amended and restated in its entirety to read as follows:

“The Index is reconstituted annually, during which securities that no longer meet the above criteria are excluded.”

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.